SUPPLEMENT DATED MAY 1, 2003 TO

                        PROSPECTUS DATED MAY 1, 2000 FOR

                MULTIPLE PAYMENT VARIABLE LIFE INSURANCE POLICIES

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                         NATIONWIDE VLI SEPARATE ACCOUNT

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. EFFECTIVE MAY 1, 2003, THE FOLLOWING UNDERLYING MUTUAL FUND CHANGED NAMES:

     OLD UNDERLYING MUTUAL FUND NAME                             NEW UNDERLYING MUTUAL FUND NAME

     The Universal Institutional Funds, Inc. - U.S. Real         The Universal Institutional Funds, Inc. - U.S. Real
     Estate Portfolio                                            Estate Portfolio: Class I